Commitments and Contingencies - Lease Balance Sheet Location (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 01, 2019
Assets
Operating lease assets	$ 24,133	$ 5,600
Current
Operating lease liabilities	2,282
Noncurrent
Operating lease liabilities	24,407
Total lease liabilities	$ 26,689	$ 6,300